American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
April 30, 2022

One Choice Blend+ 2030 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
American Century Low Volatility ETF	10,172	445,400
Avantis U.S. Equity Fund G Class	183,922	2,508,691
Avantis U.S. Small Cap Value Fund G Class	16,152	233,886
Focused Dynamic Growth Fund G Class	36,628	1,629,937
Focused Large Cap Value Fund G Class	175,866	1,758,657
Heritage Fund G Class	13,584	301,847
Mid Cap Value Fund G Class	25,652	426,332
Small Cap Growth Fund G Class	12,035	227,705
		7,532,455
Domestic Fixed Income Funds — 33.7%
Avantis Core Fixed Income Fund G Class	490,556	4,326,705
Avantis Short-Term Fixed Income Fund G Class	21,657	203,792
Inflation-Adjusted Bond Fund G Class	51,934	636,711
NT High Income Fund G Class	108,842	979,578
Short Duration Inflation Protection Bond Fund G Class	39,737	436,307
		6,583,093
International Equity Funds — 16.4%
Avantis Emerging Markets Equity Fund G Class	20,586	229,121
Avantis International Equity Fund G Class	98,753	1,059,625
Emerging Markets Fund G Class	23,064	256,933
Focused International Growth Fund G Class	36,141	579,337
Global Real Estate Fund G Class	22,129	307,369
International Small-Mid Cap Fund G Class	13,246	132,199
Non-U.S. Intrinsic Value Fund G Class	71,434	635,046
		3,199,630
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	48,810	440,263
Global Bond Fund G Class	185,532	1,756,987
		2,197,250
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $21,254,110)		19,512,428
OTHER ASSETS AND LIABILITIES†		(126)
TOTAL NET ASSETS — 100.0%		$19,512,302

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$41	$479	$53	$(22)	$445	10	$(3)	$2
Avantis U.S. Equity Fund	261	2,820	396	(177)	2,508	184	(16)	4
Avantis U.S. Small Cap Value Fund	24	248	27	(11)	234	16	(1)	2
Focused Dynamic Growth Fund	171	2,125	406	(260)	1,630	37	(47)	6
Focused Large Cap Value Fund(3)	183	2,022	290	(156)	1,759	176	(29)	167
Heritage Fund(3)	34	370	56	(46)	302	14	(10)	5
Mid Cap Value Fund(3)	44	481	57	(42)	426	26	(5)	41
Small Cap Growth Fund	25	273	41	(29)	228	12	(9)	6
Avantis Core Fixed Income Fund	454	4,841	583	(385)	4,327	491	(29)	27
Avantis Short-Term Fixed Income Fund	19	209	16	(8)	204	22	—	1
Inflation-Adjusted Bond Fund	63	659	69	(16)	637	52	(2)	3
NT High Income Fund	104	1,041	93	(72)	980	109	(4)	21
Short Duration Inflation Protection Bond Fund	40	437	42	1	436	40	(1)	2
Avantis Emerging Markets Equity Fund	25	254	25	(25)	229	21	(1)	1
Avantis International Equity Fund	110	1,181	132	(99)	1,060	99	(6)	6
Emerging Markets Fund(3)	29	316	30	(58)	257	23	(4)	13
Focused International Growth Fund	61	684	72	(94)	579	36	(10)	3
Global Real Estate Fund(3)	31	361	43	(42)	307	22	(3)	40
International Small-Mid Cap Fund(4)	15	155	15	(23)	132	13	(4)	4
Non-U.S. Intrinsic Value Fund	64	730	92	(67)	635	71	(4)	6
Emerging Markets Debt Fund	48	482	44	(46)	440	49	(2)	5
Global Bond Fund	182	1,870	177	(118)	1,757	186	(9)	17
	$2,028	$22,038	$2,759	$(1,795)	$19,512	1,709	$(199)	$382
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.